SUPPLEMENT DATED JUNE 2, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   ALL REFERENCES TO THE GARTMORE MONEY MARKET FUND: SERVICE SHARES SHOULD
     READ:

                    Gartmore Money Market Fund: Service Class

2. EFFECTIVE JUNE 2, 2003, THE JANUS ADVISER INTERNATIONAL FUND: I SHARES CHANGED ITS NAME TO:

               Janus Adviser International Growth Fund: I Shares